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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9537
Colonial California Insured Municipal Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

Colonial California Insured Municipal Fund

August 31, 2004 (California unless otherwise stated)(Unaudited)

				Par ($)	Value ($)
Municipal Bonds - 98.9%
EDUCATION - 3.7%
California Educational Facilities Authority,
Pooled College and University, Series 2000 B,
	6.625%	06/01/20		250,000	276,132

State Community College Financing Authority,
West Valley Mission Community College,
Series 1997,
	5.625%	05/01/22		2,000,000	2,188,720
	EDUCATION TOTAL				2,464,852

HEALTH CARE - 2.0%
Congregate Care Retirement - 0.4%
Statewide Community Development Authority,
Eskaton Village - Grass Valley, Series 2000,
	8.250%	11/15/31	(a)	250,000	273,660
	Congregate Care Retirement Total				273,660

Hospitals - 1.6%
State Health Facilities Financing Authority,
Cedars-Sinai Medical Center, Series 1999 A,
	6.125%	12/01/30		250,000	267,380
Statewide Community Development Authority,
Catholic Healthcare West, Series 1999,
	6.500%	07/01/20		500,000	541,775
Whittier Health Facility, Presbyterian Intercommunity
Hospital, Series 2002,
	5.750%	06/01/31		250,000	258,650
	Hospitals Total				1,067,805
	HEALTH CARE TOTAL				1,341,465
HOUSING - 7.7%
Assisted Living/Senior- 3.4%
Abag Finance Authority for Nonprofit Corps.,
Odd Fellows Home, Series 1999,
	6.000%	08/15/24		2,000,000	2,208,820
	Assisted Living/Senior Total				2,208,820

Multi-Family - 3.9%
Abag Finance Authority for Nonprofit Corps.,
Civic Center Drive Apartments, Series 1999 A, AMT,
	5.875%	03/01/32		2,500,000	2,593,500
	Multi-Family Total				2,593,500

Single Family - 0.4%
State Rural Home Mortgage Finance Authority:
Series 1998 A, AMT,
	6.350%	12/01/29		140,000	141,597
Series 1998 B-4, AMT,
	6.350%	12/01/29		125,000	126,011
	Single Family Total				267,608
	HOUSING TOTAL				5,069,928

OTHER - 6.3%
Refunded/Escrowed (b) - 6.3%
El Dorado California District Certificates
of Participation, Series 2004 A,
	5.000%	03/01/21	(c)	1,000,000	1,054,920
Los Angeles Department of Water & Power:
Series 1999,
	6.100%	10/15/39		750,000	884,640
Series 2004 C,
	5.000%	07/01/22		1,000,000	1,054,770
Oakland, Harrison Foundation,
Series 1999 A,
	6.000%	01/01/29		1,000,000	1,163,930
	Refunded/Escrowed Total				4,158,260
	OTHER TOTAL				4,158,260

RESOURCE RECOVERY - 3.7%
Disposal - 3.7%
Sacramento City Financing Authority,
Series 1999,
	5.875%	12/01/29		1,250,000	1,396,125

See notes to investment portfolio.

Salinas Valley Solid Waste Authority,
Series 2002, AMT,
	5.125%	08/01/22	500,000	515,895
Sunnyvale Solid Waste Authority,
Series 2003, AMT,
	4.500%	10/01/08	500,000	531,775
	Disposal Total			2,443,795
	RESOURCE RECOVERY TOTAL			2,443,795

TAX-BACKED - 54.0%
Local Appropriated - 10.5%
Del Norte County, Series 1999,
	5.400%	06/01/29	500,000	528,175

Los Angeles County Schools,
Series 1999 A:
	(d)	08/01/18	2,020,000	1,056,783
	(d)	08/01/23	2,220,000	848,439
Pacifica, Series 1999,
	5.875%	11/01/29	1,500,000	1,665,915
San Bernardino County,
Medical Center Financing Project,
Series 1994,
	5.500%	08/01/17	2,500,000	2,846,500
	Local Appropriated Total			6,945,812

Local General Obligations - 16.0%
Brea-Olinda Unified School District,
Series 1999 A,
	5.600%	08/01/20	1,000,000	1,118,990
Inglewood Unified School District,
Series 1999 A,
	5.600%	10/01/24	1,185,000	1,298,523
Los Angeles Unified School District,
Series 2002,
	5.750%	07/01/16	500,000	591,675
Newhall School District
Series 2004,
	5.000%	05/01/20	500,000	551,005
Pomona Unified School District,
Series 2000 A,
	6.550%	08/01/29	1,000,000	1,268,140
San Diego Unified School District,
Election of 1998, Series 2000 B,
	6.000%	07/01/19	1,000,000	1,214,530
Temecula Valley Unified School District,
Series 2004,
	5.000%	08/01/20	500,000	551,595
Union Elementary School District,
Series 1999 A,
	(d)	09/01/18	1,630,000	854,104
Upland Unified School District,
Series 2001,
	5.125%	08/01/25	25,000	260,803
Vallejo City Unified School District,
Series 2002 A:
	5.900%	02/01/21	500,000	598,615
	5.900%	08/01/25	500,000	592,695
West Contra Costa Unified School District,
Series 2001 A,
	5.700%	02/01/23	500,000	584,905
West Covina Unified School District,
Series 2002 A,
	5.800%	02/01/21	500,000	594,580
Yuba City Unified School District,
Series 2000,
	(d)	09/01/18	1,000,000	523,990
	Local General Obligations Total			10,604,150

See notes to investment portfolio.

Special Non-Property Tax - 7.1%
PR Commonwealth of Puerto Rico
Highway & Transportation Authority:
Series 1996 Y:
	5.500%	07/01/36		500,000	533,425
	5.500%	07/01/36		1,000,000	1,095,820
Series 2002 E,
	5.500%	07/01/21		250,000	290,910
San Francisco City & County Hotel Tax
Agency, Series 1994,
	6.750%	07/01/25		1,000,000	1,024,000
State Economic Recovery,
Series 2004 A, AMT,
	5.250%	07/01/14		1,000,000	1,133,360
VI Virgin Islands Public Finance Authority,
Series 1999,
	6.500%	10/01/24		550,000	626,940
	Special Non-Property Tax Total				4,704,455

Special Property Tax - 10.8%
Carson Redevelopment Agency,
Redevelopment Project Area A-1, Series 2003 B,
	5.250%	10/01/20		500,000	541,730
Huntington Beach Community Facilities
District, Grand Coast Resort, Series 2001,
	6.450%	09/01/31		100,000	104,079
Huntington Park Public Financing Authority Revenue,
Series 2004,
	5.250%	09/01/19		1,000,000	1,111,270
Lancaster California Financing Authority
Redevelopment Project No. 5 & 6, Series 2003,
	5.250%	02/01/20		1,075,000	1,207,321
Oceanside Community Development Commission,
Downtown Redevelopment Project, Series 2003,
	5.700%	09/01/25		500,000	514,890
Orange County Community Facilities District,
Ladera Ranch:
Series 1999 A,
	6.700%	08/15/29		200,000	220,188
Series 2004 A,
	5.625%	08/15/34		150,000	151,834
Palmdale Elementary School District,
Community Facilities District No. 90-1,
Series 1999,
	5.800%	08/01/29		1,500,000	1,661,130
Pittsburgh Redevelopment Agency,
Los Medanos Project, Series 1999,
	(d)	08/01/21		2,575,000	1,120,795
Ridgecrest Civic Center,
Series 1999,
	6.250%	06/30/26		500,000	533,100
	Special Property Tax Total				7,166,337

State Appropriated - 5.0%
State Public Works Board, Department of Health Services,
Series 1999 A,
	5.750%	11/01/24	(e)	2,500,000	2,749,750
State Public Works Board, Department of Mental Health Services,
Coalinga State Hospital, Series A,
	5.500%	06/01/09		500,000	545,260
	State Appropriated Total				3,295,010

State General Obligations - 4.6%
PR Commonwealth of Puerto Rico
Series 2004 A,
	5.000%	07/01/31		250,000	274,858
State of California:
Series 2002,
	6.000%	02/01/17		1,000,000	1,204,000
Series 2003,
	5.250%	02/01/20		500,000	551,925
Series 2004,
	5.000%	02/01/22		1,000,000	1,038,780
	State General Obligations Total				3,069,563
	TAX-BACKED TOTAL				35,785,327

TRANSPORTATION - 2.4%
Airports - 1.6%
Port of Oakland, Series 2000 K, AMT,
	5.750%	11/01/29		1,000,000	1,075,160
	Airports Total				1,075,160

Ports - 0.4%
Port of Oakland, Series 2002 L, AMT,
	5.500%	11/01/20		250,000	270,680
	Ports Total				270,680

See notes to investment portfolio.

Transportation - 0.4%
San Francisco Bay Area Rapid Transit District,
Series 1999,
	5.500%	07/01/34	250,000	267,630
	Transportation Total			267,630
	TRANSPORTATION TOTAL			1,613,470

UTILITY - 19.1%
Independent Power Producers - 0.4%
PR Commonwealth of Puerto Rico Industrial,
Educational, Medical & Environmental
Cogeneration Facilities, AES Project,
Series 2000, AMT,
	6.625%	06/01/26	250,000	267,418
	Independent Power Producers Total			267,418

Investor Owned - 4.8%
State Pollution Control Financing Authority:
Pacific Gas & Electric Co., Series 1996 A, AMT,
	5.350%	12/01/16	1,000,000	1,082,410
San Diego Gas & Electric Co., Series 1991 A, AMT,
	6.800%	06/01/15	500,000	569,445
Southern California Edison Co., Series 1999 B,
	5.450%	09/01/29	1,500,000	1,558,245
	Investor Owned Total			3,210,100

Municipal Electric - 4.8%
PR Puerto Rico Electric Power Authority,
Series 1997 AA,
	5.375%	07/01/27	2,500,000	2,612,600
State Department of Water Resources,
Series 2002 A,
	5.500%	05/01/14	500,000	563,955
	Municipal Electric Total			3,176,555

Water & Sewer - 9.1%
Culver City, Series 1999 A,
	5.700%	09/01/29	1,500,000	1,643,910
Pico Rivera Water Authority, Series 1999 A,
	5.500%	05/01/29	2,000,000	2,223,700
Placer County Water Agency, Series 1999,
	5.500%	07/01/29	1,000,000	1,064,680
Pomona Public Financing Authority,
Series 1999 AC,
	5.500%	05/01/29	1,000,000	1,070,350
	Water & Sewer Total			6,002,640
	UTILITY TOTAL			12,656,713

Total Municipal Bonds - 98.9%
(cost of $59,333,036)				65,533,810

Short-Term Obligation - 0.2%
Variable Rate Demand Note (f) - 0.2%
Quad Cities Regional Economic Development
Authority,
Two Rivers YMCA, Series 2002,
	1.400%	12/01/31	100,000	100,000
	Variable Rate Demand Note Total			100,000
Total Short-Term Obligation - 0.2%
(cost of $100,000)				100,000

Total Investments - 99.1% (Cost of $59,433,036)(g)				65,633,810

Other Assets & Liabilities, Net - 0.9%				619,154

Net Assets* - 100.0%				66,252,964

Notes to Investment Portfolio:

*                 Net assets represent both Common Shares and Auction Preferred Shares.

(a)     Denotes a restricted security, which is subject to restrictions on resale under federal securities laws.  At August 31, 2004, the value of this security represents 0.7% of net assets.

Security	Acquisition Date	Acquisition Cost
Statewide Community Development
Authority, Eskaton Village - Grass
Valley, Series 2000,
8.250% 11/15/31	09/08/00	$250,000

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)  Security purchased on a delayed delivery basis.

(d) Zero coupon bond.

(e)  The security or a portion of the security pledged as collateral for open futures contracts.  As of August 31, 2004,

See notes to investment portfolio.

the total market value of securities pledged amounted to $2,023,816.

(f)  Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rate change periodically and the interest rates shown reflect the rate as of August 31, 2004.

(g) Cost for federal income tax purposes is $59,370,225.

At August 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S. Treasury Notes
10-Year	$13,028,250	$12,987,142	Dec-2004	$(41,108)
				$(41,108)

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default.  A list of these insurers at August 31, 2004 is as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	40.0
Financial Guaranty Insurance Corp.	17.9
Ambac Assurance Corp.	17.0
Financial Security Assurance, Inc.	13.5
88.4

Acronym	Name
Abag	Association of Bay Area Government
AMT	Alternative Minimum Tax

See notes to investment portfolio.

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial California Insured Municipal Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004